Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per Share [Abstract]
Earnings per Share	As a result, earnings are only allocated to the Class A common shareholders.

	Six months ended June 30,
	2026	2025
Numerator:
Net income available to common shareholders	$180,737	$214,063

Denominator:
Class A Common shares
Basic weighted average number of Class A common shares outstanding	36,005,151	35,598,601
Plus weighted average number of RSUs with service conditions	647,268	87,133
Common share and common share equivalents, dilutive	36,652,419	35,685,734

Basic earnings per share:
Class A	5.02	6.01

Diluted earnings per share:
Class A	4.93	6.00